DUE TO FORMER DIRECTOR - RELATED PARTY	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Due To Former Director - Related Party
DUE TO FORMER DIRECTOR - RELATED PARTY

NOTE 4 – DUE TO FORMER DIRECTOR – RELATED PARTY

Due to former director – related party represents unsecured advances made primarily by a former director for operating expenses on behalf of the Company, such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and are due upon demand. The Company is currently not being charged interest under these advances. The total amounts owed the former director at December 31, 2022 and June 30, 2022 were $30,257 and $30,746, respectively. The Company plans to repay the advances as its cash resources allow (see Note 9).

NOTE 4 – DUE TO FORMER DIRECTOR - RELATED PARTY

Due to former director - related party represents unsecured advances made primarily by a former director for operating expenses on behalf of the Company such as intellectual property and formation expenses. The expenses were paid for on behalf of the Company and are due upon demand. The Company is currently not being charged interest under these advances. The total amount owed to the former director at June 30, 2022 and 2021 is $30,746 and $33,347, respectively. The Company plans to repay the advances as its cash resources allow (see Note 10).